DEAN WITTER CAPITAL GROWTH SECURITIES  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                       YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997

DEAR SHAREHOLDER:

During the fiscal year ended October 31, 1997, Dean Witter Capital Growth Securities made a greater commitment to mid- and small-capitalization stocks. The Fund is also better diversified across capitalization ranges and industry sectors. It has been buying companies that have, on average, historically higher growth rates and more attractive valuations. The Fund seeks out companies in all ranges of capitalization based on strong track records, anticipated future revenue and earnings growth, and attractive valuations.

PERFORMANCE AND PORTFOLIO

For the fiscal year, the Fund's Class B shares produced a return of 31.21 percent as compared to a return of 32.10 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 28.42 percent for the Lipper Analytical Services Growth Funds Index. Within its Lipper objective, the Fund ranked just outside the top quartile for the fiscal year and was in the second quartile on a three-year basis. The accompanying chart illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended on October 31, 1997, versus the performance of similar hypothetical investments in the S&P 500 Index and the Lipper Growth Funds Index.

In the first half of the year, Dean Witter Capital Growth Securities underperformed the S&P 500 because of its increased emphasis on small- and mid-cap stocks which did not perform as strongly as the large-cap issues that dominated the S&P 500 during that period. However, during the second half of the fiscal year, these small- and mid-cap stocks contributed heavily to the Fund's strong performance. In addition, the Fund's investments in energy, technology, financial and retail paid off handsomely during the second half of the year. The Fund maintained an overweighted position in the aforementioned sectors for much of its fiscal year.

At the end of the period, Dean Witter Capital Growth Securities' sector breakdown was: retail, 27 percent of net assets; technology, 26 percent; financial/interest-rate sensitive stocks, 18 percent; energy, 18 percent; and health care, 9 percent.

DEAN WITTER CAPITAL GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

The Fund's portfolio composition was as
follows: mid-capitalization stocks, 48
percent; large-capitalization stocks,
44 percent; and small-cap issues, 8
percent. At the end of the Fund's 1997
fiscal year, the Fund owned 53 stocks
and net assets totaled slightly more
than $561 million.

On July 28, 1997, the Fund began
offering four classes of shares: A, B,
C and D, each with its own sales charge
and distribution fee structure. A
revised prospectus, which includes
complete details regarding the Fund's
conversion to multiple classes of
shares, was mailed to shareholders in
mid-summer.

LOOKING AHEAD

Looking forward, we are optimistic
about the Fund's prospects. After
spending much of the first half of its
fiscal year undergoing a transition,
the Fund performed strongly over the
latter half. Now that the repositioning
of the Fund is complete, we believe
that Dean Witter Capital Growth
Securities will continue to deliver
strong performance relative to its
comparable market indices.

We appreciate your ongoing support of
Dean Witter Capital Growth Securities
and look forward to continuing to serve
your investment needs.

Sincerely,

[/S/ CHARLES A. FIUMEFREDDO]
CHARLES A FIUMEFREDDO
CHAIRMAN OF THE BOARD

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 - Class B
            Shares
       ($ in Thousands)
 Average Annual Total Returns
                                              Life of
            1 Year               5 Years       Fund
31.21%(1)                        12.28%(1)    13.01%(1)
26.21%(2)                        12.03%(2)    13.01%(2)
                                      Fund   S&P 500(4)  Lipper IX5)
April-1990                         $10,000      $10,000      $10,000
October-1990                       $ 9,190      $ 9,173      $ 8,985
October-1991                       $13,605      $12,242      $12,709
October-1992                       $14,158      $13,459      $13,701
October-1993                       $13,556      $15,465      $16,301
October-1994                       $13,450      $16,061      $16,634
October-1995                       $16,330      $20,298      $20,622
October-1996                       $19,256      $25,182      $24,166
October-1997                    $25,267(3)      $33,265      $30,971

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on October 31, 1997.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lipper Growth Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER CAPITAL GROWTH SECURITIES
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held to vote on four separate matters, the results of which were as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                      NO. OF SHARES
----------------------------------------  -------------
For.....................................     16,515,029
Against.................................        399,802
Abstain.................................      1,501,757

2)  ELECTION OF TRUSTEES:

Michael Bozic
For.....................................     17,305,408
Withheld................................      1,111,180
Charles A. Fiumefreddo
For.....................................     17,307,785
Withheld................................      1,108,803
Edwin J. Garn
For.....................................     17,325,837
Withheld................................      1,090,751
John R. Haire
For.....................................     17,278,995
Withheld................................      1,137,593
Wayne E. Hedien
For.....................................     17,318,875
Withheld................................      1,097,713
Dr. Manuel H. Johnson
For.....................................     17,329,163
Withheld................................      1,087,425
Michael E. Nugent
For.....................................     17,329,198
Withheld................................      1,087,390
Philip J. Purcell
For.....................................     17,334,961
Withheld................................      1,081,627
John L. Schroeder
For.....................................     17,303,994
Withheld................................      1,112,594

3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                      NO. OF SHARES
----------------------------------------  -------------
For.....................................     13,889,495
Against.................................      2,786,606
Abstain.................................      1,740,487

4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                      NO. OF SHARES
----------------------------------------  -------------
For.....................................     16,930,305
Against.................................        216,153
Abstain.................................      1,270,130

DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.5%)
           BANKS (1.0%)
  99,000   State Street Corp......................................................................  $  5,519,250
                                                                                                    ------------
           CAPITAL GOODS (2.5%)
 360,000   Tyco International Ltd.................................................................    13,590,000
                                                                                                    ------------
           COMPUTER SOFTWARE (5.4%)
 160,000   Computer Associates International, Inc.................................................    11,930,000
 230,000   Electronics for Imaging, Inc.*.........................................................    10,723,750
  30,000   Microsoft Corp.*.......................................................................     3,896,250
 100,000   Oracle Corp.*..........................................................................     3,575,000
                                                                                                    ------------
                                                                                                      30,125,000
                                                                                                    ------------
           COMPUTERS - PERIPHERAL EQUIPMENT (2.6%)
 260,000   EMC Corp.*.............................................................................    14,560,000
                                                                                                    ------------
           CONSUMER SERVICES (2.1%)
 420,000   AccuStaff, Inc.*.......................................................................    11,996,250
                                                                                                    ------------
           DRUGS (2.4%)
 270,000   Elan Corp. PLC (ADR) (Ireland)*........................................................    13,466,250
                                                                                                    ------------
           ELECTRONICS (0.8%)
 170,000   Computer Products, Inc.*...............................................................     4,590,000
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (6.5%)
 150,000   Hadco Corp*............................................................................     8,250,000
 210,000   Jabil Circuit, Inc.*...................................................................     9,450,000
 115,000   Sanmina Corp.*.........................................................................     8,538,750
 230,000   SCI Systems, Inc.*.....................................................................    10,120,000
                                                                                                    ------------
                                                                                                      36,358,750
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (1.9%)
 260,000   Newpark Resources, Inc.*...............................................................    10,790,000
                                                                                                    ------------
           FINANCE - CONSUMER (2.4%)
 320,000   Green Tree Financial Corp..............................................................    13,480,000
                                                                                                    ------------
           FINANCIAL - MISCELLANEOUS (9.1%)
 115,000   Household International, Inc...........................................................    13,023,750
 500,000   MBNA Corp..............................................................................    13,156,250
 350,000   Providian Financial Corp.*.............................................................    12,950,000
 330,000   SunAmerica, Inc........................................................................    11,859,375
                                                                                                    ------------
                                                                                                      50,989,375
                                                                                                    ------------
           HEALTHCARE PRODUCTS & SERVICES (1.8%)
 180,000   Express Scripts, Inc. (Class A)*.......................................................    10,147,500
                                                                                                    ------------
           HOSPITAL MANAGEMENT (2.6%)
 335,000   Universal Health Services, Inc. (Class B)*.............................................    14,760,937
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.8%)
 120,000   Ethan Allen Interiors, Inc.............................................................  $  4,252,500
                                                                                                    ------------
           INSURANCE (2.5%)
 235,000   MGIC Investment Corp...................................................................    14,173,438
                                                                                                    ------------
           MEDIA GROUP (2.8%)
 240,000   Clear Channel Communications, Inc.*....................................................    15,840,000
                                                                                                    ------------
           OFFICE EQUIPMENT & SUPPLIES (4.0%)
 580,000   Corporate Express, Inc.*...............................................................     8,482,500
 240,000   Danka Business Systems PLC (ADR) (United Kingdom)......................................     8,850,000
 160,000   U.S. Office Products Co.*..............................................................     4,960,000
                                                                                                    ------------
                                                                                                      22,292,500
                                                                                                    ------------
           OIL & GAS DRILLING (4.1%)
 270,000   ENSCO International, Inc.*.............................................................    11,356,875
 350,000   Pride International, Inc.*.............................................................    11,550,000
                                                                                                    ------------
                                                                                                      22,906,875
                                                                                                    ------------
           OIL DRILLING & SERVICES (2.1%)
 320,000   Falcon Drilling Company, Inc.*.........................................................    11,640,000
                                                                                                    ------------
           OIL EQUIPMENT & SERVICES (7.9%)
  50,000   Camco International, Inc...............................................................     3,612,500
 270,000   Global Industries Ltd.*................................................................     5,400,000
 100,000   Smith International, Inc.*.............................................................     7,625,000
 220,000   Tidewater, Inc.........................................................................    14,451,250
 220,000   Varco International, Inc.*.............................................................    13,406,250
                                                                                                    ------------
                                                                                                      44,495,000
                                                                                                    ------------
           PHARMACEUTICALS (2.1%)
 250,000   Medicis Pharmaceutical Corp. (Class A)*................................................    11,875,000
                                                                                                    ------------
           RETAIL - DEPARTMENT STORES (2.6%)
 360,000   Proffitt's, Inc.*......................................................................    10,327,500
 125,000   Stage Stores, Inc.*....................................................................     4,500,000
                                                                                                    ------------
                                                                                                      14,827,500
                                                                                                    ------------
           RETAIL - DRUG STORES (1.1%)
 220,000   Walgreen Co............................................................................     6,187,500
                                                                                                    ------------
           RETAIL - FOOD CHAINS (5.0%)
 420,000   Kroger Co.*............................................................................    13,702,500
 250,000   Safeway, Inc.*.........................................................................    14,531,250
                                                                                                    ------------
                                                                                                      28,233,750
                                                                                                    ------------
           RETAIL - GENERAL MERCHANDISE (3.1%)
 280,000   Consolidated Stores Corp.*.............................................................    11,165,000
 190,000   Dollar General Corp....................................................................     6,281,875
                                                                                                    ------------
                                                                                                      17,446,875
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - SPECIALTY (3.0%)
 530,000   General Nutrition Companies, Inc.*.....................................................  $ 16,562,500
                                                                                                    ------------
           RETAIL STORES (2.6%)
 565,000   Staples, Inc.*.........................................................................    14,760,625
                                                                                                    ------------
           SAVINGS & LOAN COMPANIES (2.7%)
 220,000   Washington Mutual, Inc.................................................................    15,042,500
                                                                                                    ------------
           TELECOMMUNICATIONS - LONG DISTANCE (1.4%)
 300,000   LCI International, Inc.*...............................................................     7,762,500
                                                                                                    ------------
           TELECOMMUNICATIONS - WIRELESS (2.3%)
 340,000   Airtouch Communications, Inc.*.........................................................    13,132,500
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (3.9%)
 135,000   MRV Communications, Inc.*..............................................................     3,915,000
 100,000   Newbridge Networks Corp. (Canada)*.....................................................     5,300,000
 230,000   Tellabs, Inc.*.........................................................................    12,405,625
                                                                                                    ------------
                                                                                                      21,620,625
                                                                                                    ------------
           UTILITIES (2.4%)
 340,000   AES Corp.*.............................................................................    13,472,500
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $422,804,071).........................................................   546,898,000
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (3.5%)
           U.S. GOVERNMENT AGENCY (a) (3.4%)
$ 19,000   Federal Home Loan Mortgage Corp. 5.65% due 11/03/97 (AMORTIZED COST $18,994,036).......    18,994,036
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.1%)
$    766   The Bank of New York 5.50% due 11/03/97 (dated 10/31/97; proceeds $766,712) (IDENTIFIED
             COST $766,361) (b)...................................................................  $    766,361
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $19,760,397)..........................................................    19,760,397
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $442,564,468) (c).......................................................  101.0 %   566,658,397

LIABILITIES IN EXCESS OF OTHER ASSETS....................................................   (1.0)     (5,446,588)
                                                                                           ------  -------------

NET ASSETS...............................................................................  100.0 % $ 561,211,809
                                                                                           ------  -------------
                                                                                           ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $767,106 Federal National Mortgage Assoc. 6.60% due 09/20/02 valued at $781,688.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $132,736,027 and the aggregate gross unrealized depreciation is $8,642,098, resulting in net unrealized appreciation of $124,093,929.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $442,564,468)..............................................................  $566,658,397
Receivable for:
    Investments sold..........................................................................     5,584,240
    Shares of beneficial interest sold........................................................       750,123
    Dividends.................................................................................        72,850
Prepaid expenses..............................................................................        62,122
                                                                                                ------------
     TOTAL ASSETS.............................................................................   573,127,732
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    10,737,338
    Plan of distribution fee..................................................................       464,562
    Investment management fee.................................................................       316,422
    Shares of beneficial interest repurchased.................................................       284,682
Accrued expenses..............................................................................       112,919
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    11,915,923
                                                                                                ------------
     NET ASSETS...............................................................................  $561,211,809
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $336,217,820
Net unrealized appreciation...................................................................   124,093,929
Accumulated net investment loss...............................................................       (47,938)
Accumulated undistributed net realized gain...................................................   100,947,998
                                                                                                ------------
     NET ASSETS...............................................................................  $561,211,809
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $1,683,830
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        89,818
     NET ASSET VALUE PER SHARE................................................................        $18.75
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $19.79
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $522,275,500
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    27,919,504
     NET ASSET VALUE PER SHARE................................................................        $18.71
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $389,491
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        20,819
     NET ASSET VALUE PER SHARE................................................................        $18.71
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................   $36,862,988
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,965,422
     NET ASSET VALUE PER SHARE................................................................        $18.76
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $1,774 foreign withholding tax).............................................  $  1,953,707
Interest......................................................................................     1,017,192
                                                                                                ------------

     TOTAL INCOME.............................................................................     2,970,899
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................           744
Plan of distribution fee (Class B shares).....................................................     5,092,548
Plan of distribution fee (Class C shares).....................................................           510
Investment management fee.....................................................................     3,349,034
Transfer agent fees and expenses..............................................................       734,230
Shareholder reports and notices...............................................................        80,363
Professional fees.............................................................................        57,197
Custodian fees................................................................................        47,378
Registration fees.............................................................................        43,438
Trustees' fees and expenses...................................................................        13,198
Other.........................................................................................        10,905
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     9,429,545
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (6,458,646)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   108,316,922
Net change in unrealized appreciation.........................................................    37,095,380
                                                                                                ------------

     NET GAIN.................................................................................   145,412,302
                                                                                                ------------

NET INCREASE..................................................................................  $138,953,656
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEAR        FOR THE YEAR
                                                          ENDED              ENDED
                                                    OCTOBER 31, 1997*   OCTOBER 31, 1996
----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...............................    $ (6,458,646)       $ (3,339,393)
Net realized gain.................................     108,316,922          84,433,122
Net change in unrealized appreciation.............      37,095,380           3,014,056
                                                    -----------------   ----------------

     NET INCREASE.................................     138,953,656          84,107,785
                                                    -----------------   ----------------

Distributions from net realized gain--Class B
  shares..........................................     (81,010,400)           --
                                                    -----------------   ----------------

Net decrease from transactions in shares of
  beneficial interest.............................      (3,302,638)        (61,406,297)
                                                    -----------------   ----------------

     NET INCREASE.................................      54,640,618          22,701,488

NET ASSETS:
Beginning of period...............................     506,571,191         483,869,703
                                                    -----------------   ----------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES
    OF $47,938 AND $48,617, RESPECTIVELY).........    $561,211,809        $506,571,191
                                                    -----------------   ----------------
                                                    -----------------   ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $21,548,919 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $520,902 and received $3,725 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 aggregated $613,764,665 and $684,169,444, respectively.

For the year ended October 31, 1997, the Fund incurred brokerage commissions of $109,090 with DWR for portfolio transactions executed on behalf of the Fund. At October 31, 1997, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,723,998 and $2,596,879, respectively.

For the period May 31, 1997 through October 31, 1997, the Fund incurred brokerage commissions of $19,945 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1997 included in Trustees fees and expenses in the Statement of Operations amounted to $2,238. At October 31, 1997, the Fund had an accrued pension liability of $47,938 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                      FOR THE YEAR
                                                           ENDED                             ENDED
                                                     OCTOBER 31, 1997+                 OCTOBER 31, 1996
                                               -----------------------------     -----------------------------
                                                  SHARES          AMOUNT            SHARES          AMOUNT
                                               ------------   --------------     ------------   --------------
CLASS A SHARES*
Sold.........................................       119,616   $    2,203,507          --              --
Redeemed.....................................       (29,798)        (567,173)         --              --
                                               ------------   --------------     ------------   --------------
Net increase--Class A........................        89,818        1,636,334          --              --
                                               ------------   --------------     ------------   --------------

CLASS B SHARES
Sold.........................................     6,428,644      107,706,868        6,983,726   $  113,678,617
Reinvestment of distributions................     5,359,165       77,011,200          --              --
Redeemed.....................................   (11,716,042)    (189,751,824)     (10,755,353)    (175,084,914)
                                               ------------   --------------     ------------   --------------
Net increase (decrease)--Class B.............        71,767       (5,033,756)      (3,771,627)     (61,406,297)
                                               ------------   --------------     ------------   --------------

CLASS C SHARES*
Sold.........................................        23,055          439,171          --              --
Redeemed.....................................        (2,236)         (40,010)         --              --
                                               ------------   --------------     ------------   --------------
Net increase--Class C........................        20,819          399,161          --              --
                                               ------------   --------------     ------------   --------------

CLASS D SHARES*
Sold.........................................       133,845        2,512,173          --              --
Redeemed.....................................      (149,862)      (2,816,550)         --              --
                                               ------------   --------------     ------------   --------------
Net decrease--Class D........................       (16,017)        (304,377)         --              --
                                               ------------   --------------     ------------   --------------
Net increase (decrease) in Fund..............       166,387   $   (3,302,638)      (3,771,627)  $  (61,406,297)
                                               ------------   --------------     ------------   --------------
                                               ------------   --------------     ------------   --------------

---------------------

 *   For the period July 28, 1997 (issue date) through October 31, 1997.
 +   On July 28, 1997, 1,981,439 shares representing $35,864,043 were transferred to Class D.

DEAN WITTER CAPITAL GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $6,459,325 and accumulated net investment loss was credited $6,459,325.

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                      FOR THE YEAR ENDED OCTOBER 31                           APRIL 2, 1990*
                                --------------------------------------------------------------------------       THROUGH
                                1997**++     1996       1995       1994       1993       1992       1991     OCTOBER 31, 1990
-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of
 period.......................   $16.98     $14.40     $11.86     $13.35     $14.09     $13.58     $ 9.19       $10.00
                                --------   --------   --------   --------   --------   --------   --------      ------

Net investment income
 (loss).......................    (0.21)     (0.11)     (0.06)     (0.07)     (0.08)     (0.03)     (0.01)        0.01

Net realized and unrealized
 gain (loss)..................     4.68       2.69       2.60      --         (0.50)      0.58       4.42        (0.82)
                                --------   --------   --------   --------   --------   --------   --------      ------

Total from investment
 operations...................     4.47       2.58       2.54      (0.07)     (0.58)      0.55       4.41        (0.81)
                                --------   --------   --------   --------   --------   --------   --------      ------

Less dividends and
 distributions from:
   Net investment income......    --         --         --         --         --         --         (0.02)      --
   Net realized gain..........    (2.74)     --         --         (1.42)     (0.16)     (0.04)     --          --
                                --------   --------   --------   --------   --------   --------   --------      ------

Total dividends and
 distributions................    (2.74)     --         --         (1.42)     (0.16)     (0.04)     (0.02)      --
                                --------   --------   --------   --------   --------   --------   --------      ------

Net asset value, end of
 period.......................   $18.71     $16.98     $14.40     $11.86     $13.35     $14.09     $13.58       $ 9.19
                                --------   --------   --------   --------   --------   --------   --------      ------
                                --------   --------   --------   --------   --------   --------   --------      ------

TOTAL INVESTMENT RETURN+......    31.21%     17.92%     21.42%     (0.79)%    (4.25)%     4.06%     48.07%       (8.10)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     1.84%      1.84%      1.89%      1.87%      1.81%      1.74%      1.83%        1.97%(2)

Net investment income
 (loss).......................    (1.26)%    (0.64)%    (0.43)%    (0.15)%    (0.38)%    (0.32)%    (0.17)%       0.25%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................  $ 522,276  $ 506,571  $ 483,870  $ 456,977  $ 683,165  $ 973,110  $ 600,027         $ 206,588

Portfolio turnover rate.......      123%        72%        33%        13%        25%        29%        40%          10%(1)

Average commission rate
 paid.........................  $ 0.0582   $ 0.0571     --         --         --         --         --          --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                   THROUGH
                                                                 OCTOBER 31,
                                                                   1997++
-------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $18.10
                                                                   ------
Net investment loss.........................................        (0.04)
Net realized and unrealized gain............................         0.69
                                                                   ------
Total from investment operations............................         0.65
                                                                   ------
Net asset value, end of period..............................       $18.75
                                                                   ------
                                                                   ------

TOTAL INVESTMENT RETURN+....................................         3.59%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.12%(2)
Net investment loss.........................................        (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,684
Portfolio turnover rate.....................................          123%
Average commission rate paid................................       $0.0582

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $18.10
                                                                   ------
Net investment loss.........................................        (0.07)
Net realized and unrealized gain............................         0.68
                                                                   ------
Total from investment operations............................         0.61
                                                                   ------
Net asset value, end of period..............................       $18.71
                                                                   ------
                                                                   ------

TOTAL INVESTMENT RETURN+....................................         3.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.85%(2)
Net investment loss.........................................        (1.54)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $389
Portfolio turnover rate.....................................          123%
Average commission rate paid................................       $0.0582

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          OCTOBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 18.10
                                                                             ------

Net investment loss...................................................        (0.02)

Net realized and unrealized gain......................................         0.68
                                                                             ------

Total from investment operations......................................         0.66
                                                                             ------

Net asset value, end of period........................................      $ 18.76
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         3.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.82%(2)

Net investment loss...................................................        (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $36,863

Portfolio turnover rate...............................................          123%

Average commission rate paid..........................................      $0.0582

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CAPITAL GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CAPITAL GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Capital Growth Securities (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 5, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1997, the Fund paid to shareholders $2.74 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER CAPITAL GROWTH SECURITIES


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1997